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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08553

Evergreen International Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive office    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 5 of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Precious Metals Fund, for the quarter ended January 31, 2005. These 5 series have an October 31 fiscal year end.
Date of reporting period:	January 31, 2005

Item 1 – Schedule of Investments

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS 92.5%
CONSUMER DISCRETIONARY 5.6%
Auto Components 0.4%
Cheng Shin Rubber Industries Co., Ltd.	Taiwan	467,553	$568,427
SL Corp.	South Korea	105,000	730,657

			1,299,084

Automobiles 1.6%
China Motor Co.	Taiwan	400,225	491,615
Hyundai Motor Co., Ltd.	South Korea	34,370	1,946,797
Maruti Udyog	India	140,000	1,450,384
Tata Motors, Ltd.	India	64,000	740,493

			4,629,289

Hotels, Restaurants & Leisure 1.6%
eLong, Inc., ADR	Cayman Islands	20,000	298,800
Genting Berhad	Malaysia	167,000	878,947
Huangshan Tourism Development Co., Ltd.	China	200,000	88,400
Indian Hotels Co., Ltd., GDR	India	142,600	1,810,407
Orbis SA	Poland	110,000	816,202
Tanjong plc	United Kingdom	200,000	768,421

			4,661,177

Media 1.1%
Grupo Televisa SA de CV, ADR	Mexico	13,427	789,910
Television Broadcasts, Ltd.	Hong Kong	250,000	1,189,133
TV Azteca SA de CV, ADR	Mexico	57,338	530,377
TVN SA	Poland	65,000	830,978

			3,340,398

Specialty Retail 0.9%
Edgars Consolidated Stores, Ltd.	South Africa	15,000	754,243
JD Group, Ltd.	South Africa	120,000	1,304,501
Siam Makro Public Co., Ltd.	Thailand	380,000	556,795

			2,615,539

Textiles, Apparel & Luxury Goods 0.0%
Far East Textile, Inc.	Taiwan	56,795	41,143

CONSUMER STAPLES 5.6%
Beverages 2.2%
Coca-Cola Femsa SA de CV, ADR	Mexico	100,000	2,593,000
Fomento Economico Mexicano SA, ADR, Ser. B	Mexico	57,342	3,082,706
Grupo Continental SA	Mexico	125,100	228,879
Grupo Modelo SA de CV, Ser. C	Mexico	219,800	593,868

			6,498,453

Food & Staples Retailing 1.7%
C.P. 7-Eleven Public Co., Ltd.	Thailand	1,123,100	1,660,184
President Chain Store Corp.	Taiwan	735,540	1,181,498
Shoprite Holdings, Ltd.	South Africa	300,000	672,397
Wal Mart De Mexico	Mexico	406,588	1,405,916

			4,919,995

Food Products 0.5%
Cheil Jedang Corp.	South Korea	16,740	1,088,304
Nien Made Enterprise	Taiwan	321,536	504,330

			1,592,634

Household Products 0.7%
Jenn Feng Industrial Co., Ltd. *	Taiwan	372,050	445,288
Kuala Lumpur Kepong Berhad	Malaysia	311,000	556,526
PT Unilever Indonesia Tbk	Indonesia	3,000,000	1,145,663

			2,147,477

[1]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.5%
Pacific Corp.	South Korea	6,500	$1,410,706

ENERGY 10.4%
Energy Equipment & Services 0.4%
Unified Energy Systems, GDR	Russia	38,397	1,109,673

Oil & Gas 10.0%
China Oilfield	China	2,000,000	673,094
China Petroleum and Chemical Corp., ADR	China	40,500	1,626,075
Gail India, Ltd.	India	280,000	1,477,822
Gazprom Oao	Russia	37,595	1,315,825
Hindustan Petroleum Corp., Ltd.	India	185,000	1,539,370
Indian Oil Corp., Ltd.	India	100,000	1,041,834
LUKOIL Holding, ADR	Russia	25,998	3,223,752
Mol Magyar Olaj Es Gazipari, GDR	Hungary	25,000	1,657,500
Oil & Natural Gas Corp., Ltd.	India	37,000	694,540
Petrochina Co., Ltd., ADR	China	27,500	1,542,750
Petroleo Brasileiro Petro SA, ADR	Brazil	33,277	1,192,981
Petroleo Brasileiro SA, ADR	Brazil	126,063	5,124,461
Polski Koncern Naftowy Orlen SA	Poland	70,000	854,426
PTT Exploration & Production plc	Thailand	170,200	1,271,203
PTT Public Co.	Thailand	158,700	773,745
Pusan City Gas Co.	South Korea	15,000	230,657
Reliance Industries, Ltd.	India	174,521	2,130,856
Reliance Industries, Ltd., ADR 144A	India	40,400	997,880
Sinopec Zhenhai Refining & Chemical Co., Ltd.	China	700,000	717,967
Surgutneftegaz, ADR	Russia	20,000	748,000
Xinao Gas Holdings, Ltd.	Cayman Islands	1,000,000	576,938
YUKOS Corp., ADR	Russia	50,000	107,000

			29,518,676

FINANCIALS 20.0%
Commercial Banks 14.6%
ABSA Group, Ltd.	South Africa	100,000	1,282,508
Akbank T.A.S	Turkey	249,999	1,559,575
Banco Bradesco SA, ADR	Brazil	117,552	2,891,779
Banco Itau SA, ADR	Brazil	25,122	1,880,130
Banco Latinoamericano de Exportaciones	Panama	14,852	327,338
Banco Santander, ADR	Chile	300	9,705
Bancolombia SA	Colombia	20,000	278,400
Bank Hapoalim, Ltd.	Israel	400,000	1,443,750
Bank Leumi Le Israel	Israel	500,000	1,543,618
Bank of Philip Island	Philippines	600,000	637,718
Bank Pekao SA *	Poland	20,068	860,554
China Trust Financial Holding Co. *	Taiwan	652,858	734,080
Corpbanca SA, ADR	Chile	25,000	664,750
Credicorp, Ltd.	Bermuda	50,000	885,000
Equitable PCI Bank	Philippines	386,200	326,277
Grupo Financiero Banorte SA de CV, Ser. O *	Mexico	171,059	1,101,879
Grupo Financiero Galicia SA, ADR	Argentina	100,000	861,000
GS Holdings Corp.	South Korea	120,000	2,662,774
Hana Bank	South Korea	50,000	1,326,034
HDFC Bank, Ltd., ADR	India	20,000	890,000
Komercni Banka AS	Czech Republic	4,000	593,858
Kookmin Bank *	South Korea	60,687	2,598,762
Kookmin Bank, ADR *	South Korea	60,000	2,604,000
Malayan Banking Berhad	Malaysia	397,500	1,286,645

[2]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Metro Bank & Trust	Philippines	800,000	$472,384
Nedcor, Ltd.	South Africa	134,295	1,641,401
Powszechna Kasa Oszczednosci Bank Polski SA	Poland	301,530	2,566,666
PT Bank Pan Indonesia Tbk	Indonesia	19,421,800	911,225
Public Bank Berhad	Malaysia	406,250	812,500
Sberbank RF	Russia	1,920	986,880
Sime Darby Berhad	Malaysia	456,000	768,000
SinoPac Holdings Co.	Taiwan	2,240,314	1,298,324
Standard Bank Group, Ltd.	South Africa	225,177	2,450,132
Thailand Farmers Bank Public Co., Ltd. *	Thailand	415,000	624,222
Turkiye Garanti Bankasi AS *	Turkey	291,957	1,166,955

			42,948,823

Diversified Financial Services 1.7%
Ayala Corp.	Philippines	3,121,920	448,095
China Finance Online Co., Ltd., ADR	China	30,000	306,000
Daewoo Securities	South Korea	180,000	1,014,307
Fubon Financial Holding Co.	Taiwan	543,000	543,855
Haci Omer Sabanci Holdings AS	Turkey	204,220	862,042
Samsung Securities Co. *	South Korea	65,584	1,736,141

			4,910,440

Insurance 3.4%
Cathay Financial Holding Co., Ltd.	Taiwan	546,000	1,074,803
Cathay Financial Holding Co., Ltd., GDR	Taiwan	80,000	1,572,800
Old Mutual plc	United Kingdom	1,800,000	4,278,437
Samsung Fire & Marine Insurance Co., Ltd.	South Korea	13,222	1,029,450
Sanlam, Ltd.	South Africa	1,000,000	2,117,086

			10,072,576

Real Estate 0.3%
China Resources Beijing	Cayman Islands	1,500,000	288,469
Henderson China Holdings, Ltd.	Hong Kong	500,000	323,726
New World China Land, Ltd. *	Hong Kong	1,000,000	448,729

			1,060,924

HEALTH CARE 2.1%
Biotechnology 0.0%
LG Life Sciences, Ltd. *	South Korea	419	15,904

Health Care Equipment & Supplies 0.9%
LG Household & Health	South Korea	92,850	2,692,876

Pharmaceuticals 1.2%
Dr. Reddy's Laboratories, Ltd., ADR	India	70,000	1,183,000
LG Chemical, Ltd. *	South Korea	41,630	1,569,988
Samchully Pharmaceutical Co., Ltd.	South Korea	10,000	673,479

			3,426,467

INDUSTRIALS 5.0%
Airlines 1.0%
Air China, Ltd.	China	4,000,000	1,423,114
Eva Airways Corp.	Taiwan	3,294,550	1,577,233

			3,000,347

Commercial Services & Supplies 0.6%
51job, Inc., ADR	Cayman Islands	15,000	363,000
Ase Test, Ltd. *	Singapore	264,781	1,339,792

			1,702,792

[3]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 0.2%
Tae Young Corp.	South Korea	12,000	$496,350

Industrial Conglomerates 0.9%
Barloworld, Ltd.	South Africa	40,000	696,741
Beijing Beida Jade Universal Sci-Tech Co., Ltd.	China	3,000,000	200,005
Beijing Enterprises Holdings., Ltd.	Hong Kong	670,000	1,035,091
Godrej & Boyce Co., Ltd.	India	55,369	351,696
YTL Corp.	Malaysia	193,800	285,600

			2,569,133

Machinery 0.3%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	South Korea	50,000	897,810

Marine 1.1%
China Shipping Container Lines Co., Ltd	China	2,600,000	1,041,693
Evergreen Marine Corp.	Taiwan	9,296	8,901
Malaysia International Shipping Corp.	Malaysia	400,000	1,621,053
Wan Hai Lines Co., Ltd.	Taiwan	409,836	407,900

			3,079,547

Road & Rail 0.0%
Dazhong Transportation Co.	China	160,000	88,000

Transportation Infrastructure 0.9%
Jiangsu Expressway	China	4,000,000	1,782,097
Sichuan Expressway Co., Ltd.	Hong Kong	6,500,000	991,692

			2,773,789

INFORMATION TECHNOLOGY 12.5%
Computers & Peripherals 0.8%
Asustek Computer, Inc.	Taiwan	258,000	698,835
Delta Electronics	Taiwan	900,000	1,474,016
Quanta Computer, Inc.	Taiwan	82,619	137,915

			2,310,766

Electronic Equipment & Instruments 1.6%
Au Optronics Corp., ADR	Taiwan	50,000	773,500
HannStar Display Corp.	Taiwan	1,200,000	432,756
LG Electronics, Inc.	South Korea	50,000	3,435,523

			4,641,779

Internet Software & Services 0.3%
Sohu.com, Inc.	China	40,000	627,600
Tom.Com	Cayman Islands	1,500,000	259,622

			887,222

Semiconductors & Semiconductor Equipment 8.5%
Advanced Semiconductor Engineering, Inc. *	Taiwan	1,384,860	950,864
Advanced Semiconductor Engineering, Inc., ADR *	Taiwan	105,740	359,516
Amkor Technology, Inc. *	United States	25,000	110,750
Chartered Semiconductor Manufacturing, ADR *	Singapore	5,000	31,850
Samsung Electronics Co., Ltd.	South Korea	28,550	13,754,015
Semiconductor Manufacturing International Corp., ADR	Cayman Islands	200,000	2,028,000
Siliconware Precision Industries Co. *	Taiwan	847,022	669,614
Siliconware Precision Industries Co., ADR *	Taiwan	143,330	564,720
Taiwan Semiconductor Manufacturing Co., Ltd. *	Taiwan	968,388	1,586,021
Taiwan Semiconductor Manufacturing Co., Ltd., ADR *	Taiwan	335,216	2,933,140
United Microelectronics Corp. *	Taiwan	1,201,690	768,325
United Microelectronics Corp., ADR *	Taiwan	341,394	1,205,121

			24,961,936

[4]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 1.3%
Gamania Digital Entertainment Co., Ltd.	Taiwan	1,000,000	$538,583
Ninetowns Digital World Trade Holdings, Ltd. ADR	Cayman Islands	50,000	452,450
Satyam Computer Services, Ltd.	India	150,000	1,424,527
Shanda Interactive Entertainment, Ltd., ADR	Cayman Islands	10,000	328,000
SinoCom Software Group, Ltd.	Hong Kong	300,000	169,235
Webzen, Inc., ADR	South Korea	160,000	992,000

			3,904,795

MATERIALS 11.2%
Chemicals 0.5%
Nan Ya Plastic Corp.	Taiwan	731,366	1,078,045
Sinopec Shanghai Petrochemical Co., Ltd.	China	1,200,000	438,473

			1,516,518

Construction Materials 1.2%
Cemex SA de CV, ADR	Mexico	50,414	1,889,517
Gujarat Ambuja Cements, Ltd.	India	66,000	679,592
Lafarge Malayan Cement Berhad	Malaysia	691,400	153,745
Semen Gresik	Indonesia	430,500	864,288

			3,587,142

Metals & Mining 8.9%
Aluminum Corp. China, Ltd., ADR	China	14,000	773,500
Anglo American Platinum Corp.	South Africa	20,405	738,291
Anglo American plc	United Kingdom	56,260	1,303,474
Anglo American plc, ADR	United Kingdom	160,000	3,731,200
AngloGold, Ltd., ADR	South Africa	70,000	2,293,900
Companhia Vale do Rio Doce, ADR	Brazil	60,000	1,815,000
Compania de Minas Buenaventura SA, ADR	Peru	90,000	1,914,300
Goldfields, Ltd., ADR	South Africa	150,000	1,698,000
Harmony Gold Mining, Ltd., ADR	South Africa	90,000	731,700
Hindalco Industries, Ltd.	India	60,000	1,788,653
Impala Platinum Holdings, Ltd.	South Africa	20,000	1,677,551
JSC MMC Norilsk Nickel, ADR	Russia	21,198	1,218,885
Mechel Stl Group Oao	Russia	40,000	1,060,000
Minera El Brocal	Peru	450	1,075
Pohang Iron & Steel	South Korea	20,000	3,630,170
Tata Iron & Steel Co., Ltd.	India	150,000	1,327,221
Yanzhou Coal Mining Co., Ltd.	China	400,000	566,681

			26,269,601

Paper & Forest Products 0.6%
Aracruz Celulose SA, ADR	Brazil	20,000	699,000
Votorantim Celulose Papel SA, ADR	Brazil	60,000	877,800

			1,576,800

TELECOMMUNICATION SERVICES 13.8%
Diversified Telecommunication Services 8.8%
Advance Telecomunicaciones SA *  +	Argentina	2,300	0
Cesky Telecom AS *	Czech Republic	37,008	670,554
China Netcom Group Corp., Ltd.	Hong Kong	330,000	1,292,080
China Telecom Corp., Ltd., ADR	China	40,000	1,493,200
China Unicom, Ltd., ADR	Hong Kong	275,000	2,249,500
CIA Anonima Nacional Telefonos de Venezuela, ADR	Venezuela	30,000	594,300
Companhia de Telecom de Chile SA, ADR	Chile	5,600	63,840
Indosat, ADR	Indonesia	34,800	1,084,020
Korea Telecom Corp.	South Korea	129,530	5,263,141
KT Corp., ADR *	South Korea	56,000	1,212,960

[5]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
KT Freetel, Ltd.	South Korea	51,000	$1,116,788
Mahanagar Telephone Nigam, Ltd. *	India	90,963	641,289
Maroc Telecom	Morocco	4,125	42,023
Maroc Telecom - Moroccan Exchange	Morocco	33,299	337,695
Philippine Long Distance Telephone Co., ADR	Philippines	20,000	520,000
PT Telekomunikasi Indonesia, ADR	Indonesia	10,000	207,500
Tele Centro Oeste Celular Participacoes SA, ADR	Brazil	39,886	392,877
Tele Norte Leste Participacoes SA, ADR	Brazil	48,283	695,758
Telefonica de Argentina SA, ADR	Argentina	65,400	494,424
TELEFONOS DE MEXICO SA DE CV, ADR	MEXICO	95,648	3,562,888
Telekom Malaysia Berhad	Malaysia	423,000	1,224,474
Telekomunikacja Polaska SA *	Poland	218,854	1,370,825
Telkom Group, Ltd.	South Africa	80,000	1,457,952
Vads Berhad	Malaysia	5,000	5,474

			25,993,562

Wireless Telecommunication Services 5.0%
Advanced Info Service, Ltd., ADR	Thailand	390,000	1,072,096
America Movil SA de CV, ADR, Ser. L	Mexico	60,000	3,183,600
China Mobile Hong Kong, Ltd., ADR	Hong Kong	130,000	2,046,200
MTN Group, Ltd.	South Africa	200,000	1,510,669
SK Telecom Co., Ltd.	South Korea	22,000	3,832,604
Telefonica Moviles *  +	Argentina	12,020	0
Telemig Celular Participacoes SA, ADR	Brazil	35,830	968,843
Tim Participacoes SA	Brazil	35,830	511,652
Turkcell Iletisim Hizmetleri, ADR *	Turkey	80,000	1,433,600

			14,559,264

UTILITIES 6.3%
Electric Utilities 4.6%
CEZ *	Czech Republic	100,000	1,528,858
Companhia Brasileira, ADR	Brazil	27,500	606,925
Companhia Energetica de Minas Gerais	Brazil	45,037	1,004,325
Companhia Paranaense de Energia-Copel, ADR	Brazil	250,000	1,117,500
Korea Electric Power Corp.	South Korea	211,700	5,727,747
National Thermal Power Corp., Ltd. *	India	685,100	1,356,851
Tata Power Co.	India	142,000	1,253,181
Zhejiang Southeast	China	2,000,000	1,032,000

			13,627,387

Multi-Utilities & Unregulated Power 0.5%
Petroleos de Chile SA	Chile	51,863	399,771
Tenaga Nasional Berhad	Malaysia	374,000	1,053,105

			1,452,876

Water Utilities 1.2%
Companhia De Saneamento Basico	Brazil	65,000	857,350
Guangdong Invest	Hong Kong	8,000,000	2,512,885

			3,370,235

Total Common Stocks (cost $198,425,386)			272,179,905

[6]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS 4.5%
CONSUMER STAPLES 0.7%
Beverages 0.3%
Companhia de Bebidas das Americas	Brazil	3,661,500	$938,522

Food Products 0.4%
Perdigao SA	Brazil	50,220	1,031,338

ENERGY 0.8%
Oil & Gas 0.8%
Surgutneftegaz	Russia	4,000,000	2,292,000

FINANCIALS 0.5%
Commercial Banks 0.5%
Banco Itau Holding Financeira SA	Brazil	9,600	1,434,483

INFORMATION TECHNOLOGY 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Samsung Electronics Co., Ltd.	South Korea	5,500	1,712,895

MATERIALS 1.2%
Metals & Mining 1.2%
Anglo American Platinum Corp., Ltd.	South Africa	3,759	72,513
Companhia Vale do Rio Doce, ADR	Brazil	106,908	2,689,805
Gerdau SA	Brazil	43,650	742,552

			3,504,870

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
Telemar Norte Lest SA	Brazil	49,381	1,120,060
Telesp Telecomunicacoes de Sao Paulo SA	Brazil	22,000,000	419,180

			1,539,240

UTILITIES 0.2%
Electric Utilities 0.2%
Eletrobras SA, Class B	Brazil	57,800,000	726,375

Total Preferred Stocks (cost $5,551,779)			13,179,723

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
Telecomasia Corp. plc *  + (cost $0)	Thailand	103,579	0

MUTUAL FUND SHARES 0.7%
iShares MSCI Malaysia Index Fund (cost $2,103,000)	Malaysia	210,000	2,196,300

SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.6%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $4,672,788)	United States	4,672,788	4,672,788

Total Investments (cost $210,752,953) 99.3%			292,228,716
Other Assets and Liabilities 0.7%			1,933,665

Net Assets 100.0%			$294,162,381

[7]

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)

*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2005:

South Korea	21.6%
Brazil	10.2%
Taiwan	8.5%
India	7.8%
South Africa	7.2%
Mexico	6.6%
China	4.8%
Hong Kong	4.3%
Russia	4.2%
United Kingdom	3.5%
Malaysia	3.0%
United States	2.6%
Poland	2.5%
Thailand	2.1%
Turkey	1.7%
Cayman Islands	1.6%
Indonesia	1.5%
Israel	1.0%
Czech Republic	1.0%
Philippines	0.8%
Peru	0.7%
Hungary	0.6%
Singapore	0.5%
Argentina	0.5%
Chile	0.4%
Bermuda	0.3%
Venezuela	0.2%
Morocco	0.1%
Panama	0.1%
Colombia	0.1%

100.0%

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $213,554,856. The gross unrealized appreciation and depreciation on securities based on tax cost was $87,282,427 and $8,608,567, respectively, a net unrealized appreciation of $78,673,860.

[8]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS 100.3%
CONSUMER DISCRETIONARY 12.5%
Auto Components 0.8%
Compagnie Generale des Etablissements Michelin, Class B þ	France	21,600	$1,398,327

Automobiles 1.4%
Toyota Motor Corp.	Japan	61,000	2,373,449

Hotels, Restaurants & Leisure 2.2%
Darden Restaurants, Inc.	United States	25,434	751,829
Hilton Group plc	United Kingdom	376,500	2,094,612
Starbucks Corp. *	United States	15,000	810,000

			3,656,441

Household Durables 0.6%
Makita Corp.	Japan	55,000	990,345

Media 4.0%
Mediaset SpA	Italy	84,800	1,182,454
News Corp., Ltd., ADR	Australia	73,035	1,241,595
Time Warner, Inc. *	United States	104,200	1,875,600
Vivendi Universal *	France	28,174	891,927
Walt Disney Co.	United States	50,844	1,455,664

			6,647,240

Specialty Retail 2.5%
Aoyama Trading Co., Ltd.	Japan	35,000	930,968
Best Buy Co., Inc.	United States	13,600	731,544
Dixons Group plc	United Kingdom	257,100	767,207
Lowe's Companies, Inc.	United States	30,426	1,733,978

			4,163,697

Textiles, Apparel & Luxury Goods 1.0%
Nike, Inc., Class B	United States	8,367	724,833
VF Corp.	United States	16,112	856,353

			1,581,186

CONSUMER STAPLES 8.7%
Beverages 2.6%
Carlsberg SA *	Denmark	32,600	1,545,741
Coca-Cola Co.	United States	11,169	463,402
Diageo plc	United Kingdom	164,200	2,236,623

			4,245,766

Food & Staples Retailing 1.7%
CVS Corp.	United States	24,263	1,124,590
Delhaize Group	Belgium	11,100	818,055
Wal-Mart Stores, Inc.	United States	16,256	851,814

			2,794,459

Food Products 0.9%
Archer-Daniels-Midland Co.	United States	65,164	1,576,969

Household Products 2.9%
Procter & Gamble Co.	United States	45,992	2,448,154
Reckitt Benckiser plc	United Kingdom	79,490	2,360,073

			4,808,227

Tobacco 0.6%
Japan Tobacco, Inc.	Japan	95	1,008,931

ENERGY 9.0%
Energy Equipment & Services 1.1%
Schlumberger, Ltd.	Netherlands Antilles	11,768	800,695
Weatherford International, Ltd. *	Bermuda	18,565	1,007,522

			1,808,217

[1]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 7.9%
Apache Corp.	United States	38,282	$2,083,307
BP plc	United Kingdom	381,647	3,757,896
ChevronTexaco Corp.	United States	25,843	1,405,859
EnCana Corp.	Canada	23,100	1,367,784
Eni SpA	Italy	92,438	2,247,539
Petro-Canada	Canada	22,200	1,146,598
Valero Energy Corp.	United States	22,488	1,170,051

			13,179,034

FINANCIALS 24.4%
Capital Markets 1.6%
Deutsche Bank AG	Germany	13,761	1,171,228
Goldman Sachs Group, Inc.	United States	13,407	1,445,945

			2,617,173

Commercial Banks 10.4%
Australian & New Zealand Banking Group, Ltd.	Australia	87,000	1,387,116
Bank of America Corp.	United States	72,468	3,360,341
Barclays plc	United Kingdom	124,700	1,366,377
BNP Paribas SA þ	France	23,758	1,715,293
HBOS plc	United Kingdom	96,600	1,539,520
HSBC Holdings plc	United Kingdom	68,500	1,132,914
Lloyds TSB Group plc	United Kingdom	194,240	1,814,765
Mitsubishi Tokyo Financial Group, Inc.	Japan	206	1,943,152
National City Corp.	United States	32,900	1,169,595
The Bank of Yokohama, Ltd.	Japan	154,000	970,910
The Chiba Bank, Ltd.	Japan	154,000	1,019,976

			17,419,959

Consumer Finance 3.0%
Acom Co., Ltd.	Japan	34,840	2,448,807
Capital One Financial Corp.	United States	17,411	1,362,933
Orix Corp.	Japan	9,400	1,242,443

			5,054,183

Diversified Financial Services 5.8%
Citigroup, Inc.	United States	66,249	3,249,513
ING Groep NV	Netherlands	96,000	2,764,911
JPMorgan Chase & Co.	United States	35,097	1,310,171
Power Corp. of Canada þ	Canada	91,300	2,262,327

			9,586,922

Insurance 2.2%
ACE, Ltd.	Cayman Islands	21,896	950,286
American International Group, Inc.	United States	40,452	2,681,563

			3,631,849

Thrifts & Mortgage Finance 1.4%
Fannie Mae þ	United States	21,740	1,403,969
PMI Group, Inc.	United States	23,200	922,664

			2,326,633

HEALTH CARE 12.8%
Biotechnology 1.1%
Amgen, Inc. *	United States	29,313	1,824,441

[2]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 2.4%
Bausch & Lomb, Inc. þ	United States	9,228	$672,629
Medtronic, Inc.	United States	11,677	612,925
Smith & Nephew plc	United Kingdom	154,861	1,513,180
Terumo Corp.	Japan	40,000	1,156,650

			3,955,384

Health Care Providers & Services 1.1%
Aetna, Inc.	United States	14,500	1,842,225

Pharmaceuticals 8.2%
GlaxoSmithKline plc, ADR	United Kingdom	110,434	2,442,991
Johnson & Johnson	United States	28,279	1,829,651
Novartis AG þ	Switzerland	58,211	2,792,247
Pfizer, Inc.	United States	46,278	1,118,077
Roche Holding AG	Switzerland	13,834	1,473,857
Sanofi-Aventis SA	France	37,298	2,785,299
Takeda Pharmaceutical Co., Ltd.	Japan	27,000	1,282,549

			13,724,671

INDUSTRIALS 12.8%
Aerospace & Defense 2.8%
BAE Systems plc	United Kingdom	361,527	1,670,988
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	38,975	1,241,354
United Technologies Corp.	United States	16,523	1,663,535

			4,575,877

Air Freight & Logistics 0.8%
FedEx Corp.	United States	13,800	1,319,970

Building Products 2.1%
American Standard Companies, Inc. *	United States	35,796	1,433,272
Masco Corp.	United States	57,799	2,127,003

			3,560,275

Commercial Services & Supplies 0.8%
Cendant Corp.	United States	55,400	1,304,670

Industrial Conglomerates 1.8%
General Electric Co.	United States	82,700	2,987,951

Machinery 3.4%
Danaher Corp.	United States	26,248	1,440,490
Deere & Co.	United States	26,698	1,853,642
Volvo AB, Class B þ	Sweden	59,500	2,416,967

			5,711,099

Marine 1.1%
Nippon Yusen Kabushiki Kaisha	Japan	215,000	1,193,580
Orient Overseas International, Ltd.	Bermuda	182,000	683,684

			1,877,264

INFORMATION TECHNOLOGY 10.6%
Communications Equipment 1.9%
Cisco Systems, Inc. *	United States	62,000	1,118,480
L.M. Ericsson Telephone Co., Ser. B *	Sweden	463,200	1,360,577
Motorola, Inc.	United States	37,504	590,313

			3,069,370

[3]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.4%
Dell, Inc. *	United States	18,500	$772,560
Hewlett-Packard Co.	United States	50,506	989,413
International Business Machines Corp.	United States	23,862	2,229,188

			3,991,161

Electronic Equipment & Instruments 0.6%
Hitachi, Ltd.	Japan	158,000	1,049,520

IT Services 0.5%
Computer Sciences Corp. *	United States	9,100	468,832
Fiserv, Inc. *	United States	11,200	428,400

			897,232

Office Electronics 0.9%
Neopost	France	11,772	909,039
Xerox Corp. *	United States	31,700	503,396

			1,412,435

Semiconductors & Semiconductor Equipment 1.5%
ATI Technologies, Inc.	Canada	26,200	455,293
Intel Corp.	United States	43,400	974,330
Texas Instruments, Inc.	United States	47,427	1,100,781

			2,530,404

Software 2.8%
Intuit, Inc. *	United States	12,163	474,357
Microsoft Corp.	United States	88,380	2,322,626
Oracle Corp. *	United States	101,483	1,397,421
The Sage Group plc	United Kingdom	136,800	508,668

			4,703,072

MATERIALS 4.6%
Chemicals 1.2%
Ecolab, Inc.	United States	30,995	1,042,982
PPG Industries, Inc.	United States	13,213	908,790

			1,951,772

Metals & Mining 2.9%
BHP Billiton, Ltd.	United Kingdom	154,291	1,908,478
BlueScope Steel, Ltd.	Australia	165,000	1,183,129
Nucor Corp.	United States	32,969	1,851,539

			4,943,146

Paper & Forest Products 0.5%
Weyerhaeuser Co.	United States	13,589	847,954

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.0%
Deutsche Telekom *	Germany	61,654	1,333,388
Sprint Corp.	United States	15,745	375,203
Verizon Communications, Inc.	United States	47,580	1,693,372

			3,401,963

Wireless Telecommunication Services 0.9%
Telecom Italia Mobile SpA	Italy	209,868	1,461,835

UTILITIES 2.0%
Electric Utilities 2.0%
E.ON AG	Germany	28,400	2,545,729
Enel SpA	Italy	91,400	859,592

			3,405,321

Total Common Stocks (cost $134,395,977)			167,218,019

[4]

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

SHORT-TERM INVESTMENTS 5.7%
MUTUAL FUND SHARES 5.7%
Evergreen Prime Cash Management Money Market Fund þþ ø (cost $9,489,614)	United States	9,489,614	$9,489,614

Total Investments (cost $143,885,591) 106.0%			176,707,633
Other Assets and Liabilities (6.0%)			(9,926,510)

Net Assets 100.0%			$166,781,123

þ	All or a portion of these securities are on loan.
*	Non-income producing security
þþ	Represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2005:

United States	47.3%
United Kingdom	15.0%
Japan	10.5%
France	4.6%
Italy	3.4%
Canada	3.1%
Germany	3.0%
Switzerland	2.6%
Australia	2.3%
Sweden	2.3%
Netherlands	1.7%
Bermuda	1.0%
Denmark	0.9%
Brazil	0.7%
Cayman Islands	0.6%
Belgium	0.5%
Netherlands Antilles	0.5%

100.0%

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $145,426,711. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,233,541 and $1,952,619, respectively, with a net unrealized appreciation of $31,280,922.

[5]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS 98.6%
CONSUMER DISCRETIONARY 27.4%
Auto Components 2.8%
Autoliv, Inc.	Sweden	11,256	$530,720
Compagnie Generale des Etablissements Michelin, Class B	France	9,840	637,016
Continental AG	Germany	46,138	3,204,713
NOK Corp.	Japan	9,600	275,279

			4,647,728

Hotels, Restaurants & Leisure 2.5%
Enterprise Inns plc	United Kingdom	98,030	1,375,903
Groupe Flo *	France	58,740	467,385
Hilton Group plc	United Kingdom	114,038	634,436
Panera Bread Co., Class A *	United States	11,055	563,805
Regent Inns plc	United Kingdom	247,282	400,380
Shuffle Master, Inc. *	United States	25,074	730,155

			4,172,064

Household Durables 2.5%
Bang & Olufsen AS, Ser. B	Denmark	10,700	719,285
Fadesa Inmobiliaria SA *	Spain	32,329	732,070
Meritage Homes Corp. *	United States	18,953	1,225,312
Pace Micro Technology plc *	United Kingdom	291,105	216,485
Stanley Furniture Co., Inc.	United States	10,594	492,515
Techtronic Industries Co., Ltd.	Hong Kong	356,000	796,456

			4,182,123

Leisure Equipment & Products 1.9%
Agfa-Gevaert NV	Belgium	78,587	2,675,482
Umbro plc *	United Kingdom	234,360	469,909

			3,145,391

Media 3.7%
Arnoldo Mondadori Editore SpA	Italy	41,612	464,083
Daily Mail & General Trust plc, Class A	United Kingdom	25,104	336,751
Gestevision Telecinco SA *	Spain	75,041	1,624,866
ITV plc	United Kingdom	609,938	1,340,676
Lagardere Group	France	10,596	800,260
PagesJaunes SA *	France	15,362	369,103
Promotora de Informaciones SA	Spain	63,891	1,244,258

			6,179,997

Multi-line Retail 4.0%
Galeries LaFayette SA	France	13,520	3,721,088
Isetan Co., Ltd.	Japan	61,100	725,000
Laura Ashley Holdings plc *	United Kingdom	1,649,907	364,988
NEXT plc	United Kingdom	10,912	322,747
Ryohin Keikaku Co., Ltd.	Japan	28,900	1,481,622

			6,615,445

Specialty Retail 5.7%
American Eagle Outfitters, Inc.	United States	24,668	1,253,134
Build-A-Bear Workshop, Inc. *	United States	23,876	743,499
Chico's FAS, Inc. *	United States	25,800	1,359,144
Electronics Boutique plc	United Kingdom	810,753	1,057,035
Gruppo Coin SpA *	Italy	138,119	491,844
Pigeon Corp.	Japan	37,100	647,974
RONA, Inc. *	Canada	39,900	1,454,364
United Arrows, Ltd.	Japan	42,800	1,010,340
Yamada Denki Co., Ltd.	Japan	37,600	1,582,776

			9,600,110

[1]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 4.3%
Adidas-Salomon AG	Germany	25,164	$3,769,827
Burberry Group	United Kingdom	96,624	727,656
Geox SpA *	Italy	69,196	514,478
Puma AG	Germany	5,805	1,431,798
Quiksilver, Inc. *	United States	26,614	794,960

			7,238,719

CONSUMER STAPLES 5.9%
Beverages 1.4%
Davide Campari Milano SpA	Italy	18,376	1,085,346
Ito En, Ltd.	Japan	16,300	862,409
Koninklijke Grolsch NV	Netherlands	11,751	354,383

			2,302,138

Food & Staples Retailing 1.8%
Axfood AB	Sweden	16,950	460,235
Colruyt SA	Belgium	7,270	1,223,305
United Natural Foods, Inc. *	United States	40,077	1,266,834

			2,950,374

Food Products 0.8%
Koninklijke Wessanen NV	Netherlands	43,029	620,765
Lindt & Sprungli AG	Switzerland	516	707,801

			1,328,566

Household Products 1.3%
Rayovac Corp. *	United States	29,517	1,108,954
Uni-Charm Corp.	Japan	25,800	1,163,273

			2,272,227

Personal Products 0.6%
Body Shop International plc	United Kingdom	284,394	971,803

ENERGY 3.8%
Energy Equipment & Services 2.2%
Diamond Offshore Drilling, Inc.	United States	25,281	1,106,549
Maverick Tube Corp. *	United States	15,864	540,328
SGL Carbon AG *	Germany	108,372	1,505,488
Weatherford International, Ltd. *	Bermuda	9,636	522,946

			3,675,311

Oil & Gas 1.6%
Canadian Natural Resources, Ltd.	Canada	10,990	482,901
InterOil Corp. *	Canada	6,993	237,762
Paladin Resources, Ltd.	United Kingdom	207,827	671,038
Premier Oil plc *	United Kingdom	40,205	435,619
Spinnaker Exploration Co. *	United States	9,484	310,980
Tullow Oil	United Kingdom	205,909	607,665

			2,745,965

FINANCIALS 8.3%
Capital Markets 2.1%
Affiliated Managers Group, Inc. *	United States	15,549	985,962
GFI Group, Inc. *	United States	5,200	136,448
ICAP plc	United Kingdom	119,605	642,890
Man Group plc	United Kingdom	18,699	478,783
Schroders plc	United Kingdom	87,886	1,239,318

			3,483,401

[2]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 3.1%
Anglo Irish Bank Corp. plc	Ireland	80,988	$1,975,482
Hanmi Financial Corp.	United States	21,945	779,706
The Bank of Yokohama, Ltd.	Japan	180,000	1,134,830
The Chiba Bank, Ltd.	Japan	193,000	1,278,281

			5,168,299

Consumer Finance 1.5%
MoneyGram International, Inc.	United States	49,743	965,014
Nissin Co., Ltd.	Japan	588,100	1,493,317

			2,458,331

Diversified Financial Services 0.1%
Brascan Corp., Class A	Canada	5,953	202,910

Insurance 1.2%
QBE Insurance Group, Ltd.	Australia	54,837	647,561
Scor SA *	France	273,808	553,590
Triad Guaranty, Inc. *	United States	14,709	795,904

			1,997,055

Thrifts & Mortgage Finance 0.3%
BankAtlantic Bancorp, Inc., Class A	United States	27,122	521,285

HEALTH CARE 6.8%
Biotechnology 0.9%
CV Therapeutics, Inc. *	United States	33,788	696,371
Martek Biosciences Corp. *	United States	14,691	775,979

			1,472,350

Health Care Equipment & Supplies 1.4%
ArthroCare Corp. *	United States	31,763	944,949
Biosite, Inc. *	United States	15,568	902,944
Symmetry Medical, Inc *	United States	20,039	403,786

			2,251,679

Health Care Providers & Services 2.5%
Alliance UniChem plc	United Kingdom	22,866	322,874
Allscripts Heathcare Solutions, Inc. *	United States	88,681	929,377
American Healthways, Inc. *	United States	27,628	861,441
Community Health Systems *	United States	35,167	1,019,139
Pediatrix Medical Group, Inc. *	United States	15,843	1,058,154

			4,190,985

Pharmaceuticals 2.0%
Discovery Laboratories, Inc. *	United States	49,457	385,270
Endo Pharmaceuticals Holdings, Inc. *	United States	52,999	1,113,509
Medicis Pharmaceutical Corp., Class A	United States	29,700	1,072,170
NitroMed, Inc. *	United States	32,017	821,236

			3,392,185

INDUSTRIALS 21.7%
Aerospace & Defense 1.6%
BAE Systems plc	United Kingdom	380,841	1,760,258
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	26,869	855,778

			2,616,036

Air Freight & Logistics 0.3%
EGL, Inc. *	United States	15,509	468,837

[3]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 6.5%
ARRK Corp.	Japan	15,900	$647,820
Buhrmann NV	Netherlands	277,999	2,864,713
Charles River Associates, Inc. *	United States	23,623	1,026,656
Diamond Lease Co., Ltd.	Japan	18,700	727,598
DiamondCluster International, Inc., Class A *	United States	52,228	781,070
McGrath Rentcorp	United States	19,079	819,634
Navigant Consulting Co. *	United States	45,939	1,099,320
Randstad Holding NV	Netherlands	7,170	280,576
Strayer Education, Inc.	United States	9,708	1,042,154
Toppan Printing Co., Ltd.	Japan	46,000	492,976
Vedior NV	Netherlands	63,276	1,123,332

			10,905,849

Construction & Engineering 2.8%
Fomento de Construcciones y Contratas SA	Spain	6,531	317,760
Heijmans NV	Netherlands	59,880	2,146,393
Koninklijke BAM Groep NV	Netherlands	44,211	2,287,146

			4,751,299

Electrical Equipment 0.1%
Leoni AG	Germany	2,142	150,877

Machinery 5.2%
A.S.V., Inc. *	United States	24,728	991,593
Charter plc *	United Kingdom	397,647	1,882,855
Deutz AG *	Germany	226,101	958,510
Hino Motors, Ltd.	Japan	212,000	1,518,745
JLG Industries, Inc.	United States	58,961	1,038,303
MAN AG	Germany	38,701	1,602,285
THK Co., Ltd.	Japan	32,700	651,948

			8,644,239

Trading Companies & Distributors 4.6%
Ashtead Group plc *	United Kingdom	3,419,198	5,278,606
Compania de Distribucion Integral Logista SA	Spain	22,104	1,241,526
Hagemeyer NV *	Netherlands	478,419	1,160,733

			7,680,865

Transportation Infrastructure 0.6%
Cintra Concesiones de Infraestructuras de Transporte SA *	Spain	53,749	638,003
Societe des Autoroutes Paris-Rhin-Rhone	France	5,074	305,776

			943,779

INFORMATION TECHNOLOGY 18.2%
Communications Equipment 1.8%
D&M Holdings, Inc. *	Japan	218,000	524,084
F5 Networks, Inc. *	United States	28,922	1,386,521
Ixia *	United States	73,579	1,141,946

			3,052,551

Computers & Peripherals 5.6%
Avid Technology, Inc.	United States	16,869	1,063,591
Bull SA *	France	8,452,695	6,284,646
Logitech International SA *	Switzerland	13,590	832,006
QLogic Corp. *	United States	30,115	1,152,802

			9,333,045

[4]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 1.8%
FLIR Systems, Inc. *	United States	8,266	$503,812
KURODA Electric Co., Ltd.	Japan	19,200	430,992
Nidec Corp.	Japan	10,400	1,166,768
Xyratex, Ltd. *	Bermuda	50,862	950,611

			3,052,183

Internet Software & Services 2.7%
Greenfield Online, Inc. *	United States	49,744	908,325
InfoSpace, Inc. *	United States	15,958	753,377
SINA Corp. *	Cayman Islands	27,316	723,874
SSI, Ltd.	United Kingdom	235,633	1,463,967
WebEx Communications, Inc. *	United States	32,296	649,150

			4,498,693

IT Services 2.3%
Altran Technologies	France	191,014	2,095,424
eFunds Corp. *	United States	34,428	767,745
iPayment Holdings, Inc. *	United States	18,866	885,947

			3,749,116

Office Electronics 2.0%
Neopost	France	43,910	3,390,751

Semiconductors & Semiconductor Equipment 1.3%
BE Semiconductor Industries NV *	Netherlands	92,123	504,694
Marvell Technology Group, Ltd. *	Bermuda	31,370	1,049,327
NVIDIA Corp. *	United States	22,695	520,169

			2,074,190

Software 0.7%
ANSYS, Inc. *	United States	37,306	1,204,984

MATERIALS 2.6%
Chemicals 1.3%
Hitachi Chemical Co., Ltd.	Japan	33,200	567,678
Linde AG	Germany	11,700	742,929
Westlake Chemical Corp.	United States	30,013	942,408

			2,253,015

Construction Materials 0.2%
Advan Co., Ltd.	Japan	26,400	370,097

Metals & Mining 0.7%
First Quantum Minerals, Ltd. *	Canada	24,300	372,654
Noranda, Inc.	Canada	15,100	255,333
Steel Dynamics, Inc.	United States	14,096	532,829

			1,160,816

Paper & Forest Products 0.4%
Miquel y Costas & Miquel SA	Spain	13,429	627,276

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 0.3%
Arbinet-thexchange, Inc.	United States	23,556	574,766

Wireless Telecommunication Services 1.7%
Carphone Warehouse plc	United Kingdom	121,451	400,148
Leap Wireless International, Inc. *	United States	39,668	1,080,953
Mobistar SA *	Belgium	14,479	1,279,554

			2,760,655

[5]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 1.9%
Gas Utilities 0.4%
NGC Holdings, Ltd.	New Zealand	283,234	$616,177

Multi-Utilities & Unregulated Power 0.6%
United Utilities plc	United Kingdom	85,593	1,032,140

Water Utilities 0.9%
AWG plc	United Kingdom	54,640	864,114
Sociedad General de Aguas de Barcelona SA *	Spain	282	6,011
Sociedad General de Aguas de Barcelona SA, Class A	Spain	28,280	600,544

			1,470,669

Total Common Stock (cost $121,655,856)			164,549,346

PREFERRED STOCKS 0.6%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
ProSiebenSat.1 Media AG	Germany	26,230	482,765

UTILITIES 0.3%
Electric Utilities 0.3%
Companhia Energetica de Minas Gerais	Brazil	25,100,000	555,855

Total Preferred Stocks (cost $760,096)			1,038,620

RIGHTS 0.0%
CONSUMER STAPLES 0.0%
Food & Staples Retailing 0.0%
Colruyt SA * (cost $0)	Belgium	7,100	9,724

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $2,191,895)	United States	2,191,895	2,191,895

Total Investments (cost $124,607,847) 100.5%			167,789,585
Other Assets and Liabilities (0.5%)			(857,378)

Net Assets 100.0%			$166,932,207

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

[6]

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2005:

United States	29.0%
United Kingdom	15.3%
Japan	11.3%
France	11.2%
Germany	8.4%
Netherlands	6.9%
Spain	4.3%
Belgium	3.1%
Canada	1.8%
Italy	1.5%
Bermuda	1.5%
Ireland	1.2%
Switzerland	0.9%
Brazil	0.9%
Sweden	0.6%
Hong Kong	0.5%
Cayman Islands	0.4%
Denmark	0.4%
Australia	0.4%
New Zealand	0.4%

100.0%

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $125,320,144. The gross unrealized appreciation and depreciation on securities based on tax cost was $43,042,026 and $572,585, respectively, with a net unrealized appreciation of $42,469,441.

[7]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS 96.6%
CONSUMER DISCRETIONARY 15.8%
Auto Components 3.0%
Autoliv, Inc.	Sweden	437,531	$20,500,156
Compagnie Generale des Etablissements Michelin, Class B	France	264,226	17,105,297
Continental AG	Germany	237,574	16,501,724
Toyota Industries Corp.	Japan	467,600	11,309,080

			65,416,257

Automobiles 1.7%
Renault SA	France	80,968	6,622,039
Toyota Motor Corp.	Japan	785,700	30,570,804

			37,192,843

Hotels, Restaurants & Leisure 1.8%
Enterprise Inns plc	United Kingdom	709,504	9,958,265
Hilton Group plc	United Kingdom	3,597,546	20,014,512
Sodexho Alliance SA	France	277,242	8,288,662

			38,261,439

Household Durables 0.8%
Matsushita Electric Industrial Co., Ltd.	Japan	898,000	13,325,861
Sharp Corp.	Japan	239,000	3,662,013

			16,987,874

Leisure Equipment & Products 0.2%
Agfa-Gevaert NV	Belgium	122,849	4,182,375

Media 3.7%
Arnoldo Mondadori Editore SpA	Italy	301,467	3,362,147
Axel Springer Verlag AG	Germany	19,500	2,230,719
Edipresse SA	Switzerland	2,757	1,392,073
Grupo Televisa SA de CV, ADR	Mexico	113,549	6,680,088
Lagardere Group	France	56,321	4,253,630
Mediaset SpA	Italy	270,214	3,767,874
PagesJaunes SA *	France	260,317	6,254,649
Television Broadcasts, Ltd.	Hong Kong	2,202,000	10,473,884
Television Francaise 1 SA	France	184,575	6,009,360
Toho Co., Ltd.	Japan	129,100	2,066,597
Vivendi Universal *	France	1,098,472	34,775,194

			81,266,215

Multi-line Retail 1.5%
Galeries LaFayette SA	France	27,503	7,569,607
Marui Co., Ltd.	Japan	763,200	10,190,737
NEXT plc	United Kingdom	436,403	12,907,588
Ryohin Keikaku Co., Ltd.	Japan	62,100	3,183,693

			33,851,625

Specialty Retail 1.7%
Dixons Group plc	United Kingdom	361,451	1,078,598
Kingfisher plc	United Kingdom	4,530,555	26,015,515
Yamada Denki Co., Ltd.	Japan	243,300	10,241,738

			37,335,851

Textiles, Apparel & Luxury Goods 1.4%
Adidas-Salomon AG	Germany	61,776	9,254,683
Christian Dior SA	France	237,844	15,263,991
Geox SpA *	Italy	65,964	490,448
Hermes International SA	France	24,819	4,872,272

			29,881,394

[1]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 7.4%
Beverages 1.4%
Diageo plc	United Kingdom	1,882,285	$25,639,237
Ito En, Ltd.	Japan	38,900	2,058,141
Koninklijke Grolsch NV *	Netherlands	99,855	3,011,400

			30,708,778

Food & Staples Retailing 0.2%
Boots Group plc	United Kingdom	315,802	3,962,746

Food Products 2.2%
Bunge, Ltd.	Bermuda	340,781	19,267,758
Lindt & Spruengli AG	Switzerland	5,430	7,448,371
Nestle SA	Switzerland	81,009	21,269,720

			47,985,849

Household Products 0.8%
Uni-Charm Corp.	Japan	392,400	17,692,571

Tobacco 2.8%
British American Tobacco plc	United Kingdom	1,313,829	22,756,625
Gallaher Group plc	United Kingdom	863,280	12,701,699
Japan Tobacco, Inc.	Japan	1,304	13,848,902
Swedish Match Co.	Sweden	1,017,445	12,245,903

			61,553,129

ENERGY 7.6%
Oil & Gas 7.6%
BP plc	United Kingdom	6,235,304	61,396,060
BP plc, ADR	United Kingdom	292,343	17,429,490
Eni SpA	Italy	1,088,337	26,461,843
Magyar Olaj-es Gazipari Rt	Hungary	130,843	8,742,557
Total SA	France	244,741	52,515,006

			166,544,956

FINANCIALS 25.5%
Capital Markets 2.0%
3i Group plc	United Kingdom	440,217	5,793,289
Compagnie Nationale a Portefeuille	Belgium	10,593	2,194,220
Deutsche Bank AG	Germany	283,771	24,152,346
UBS AG	Switzerland	156,472	12,700,264

			44,840,119

Commercial Banks 13.1%
Anglo Irish Bank Corp. plc	Ireland	1,254,459	30,599,115
Bank Austria Creditanstalt AG *	Austria	156,340	13,591,928
BNP Paribas SA	France	317,951	22,955,598
Credit Agricole SA	France	971,941	28,969,226
HBOS plc	United Kingdom	1,038,071	16,543,797
HSBC Holdings plc	United Kingdom	2,035,289	33,662,143
Lloyds TSB Group plc	United Kingdom	1,746,865	16,320,785
Mitsubishi Tokyo Financial Group, Inc.	Japan	2,288	21,582,196
OTP Bank	Hungary	543,063	17,580,502
Royal Bank of Scotland Group plc	United Kingdom	1,261,284	41,817,053
Sumitomo Trust & Banking Co., Ltd.	Japan	1,728,000	11,728,545
The Bank of Yokohama, Ltd.	Japan	2,315,000	14,595,173
The Chiba Bank, Ltd.	Japan	2,375,000	15,730,147

			285,676,208

[2]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 2.2%
Nissin Co., Ltd.	Japan	4,387,200	$11,140,078
Orix Corp.	Japan	154,300	20,394,564
Takefuji Corp.	Japan	223,860	15,691,273

			47,225,915

Diversified Financial Services 2.6%
Brascan Corp., Class A	Canada	532,217	18,140,784
Groupe Bruxelles Lambert SA	Belgium	192,093	16,011,174
Guoco Group, Ltd.	Bermuda	907,000	9,157,446
Pargesa Holdings AG	Switzerland	3,674	12,858,846

			56,168,250

Insurance 4.3%
Allianz AG	Germany	78,987	9,370,637
Baloise-Holding AG	Switzerland	126,011	5,933,111
CNP Assurances	France	179,557	12,834,936
Irish Life & Permanent plc	Ireland	657,957	11,800,788
Mitsui Sumitomo Insurance Co., Ltd.	Japan	950,000	8,337,437
QBE Insurance Group, Ltd.	Australia	1,761,008	20,795,452
Scor SA *	France	4,944,973	9,997,845
Swiss Reinsurance Co.	Switzerland	233,364	15,966,080

			95,036,286

Real Estate 1.3%
British Land Co. plc	United Kingdom	654,501	10,609,493
IVG Immobilien AG	Germany	387,056	6,760,288
Mitsubishi Estate Co., Ltd.	Japan	881,000	11,134,241

			28,504,022

HEALTH CARE 9.0%
Biotechnology 0.3%
Serono SA	Switzerland	9,503	5,881,896

Health Care Equipment & Supplies 1.5%
Smith & Nephew plc	United Kingdom	3,268,852	31,940,653

Pharmaceuticals 7.2%
Daiichi Pharmaceutical Co., Ltd.	Japan	262,800	6,076,814
Eisai Co., Ltd.	Japan	528,900	17,157,654
GlaxoSmithKline plc	United Kingdom	1,697,388	37,549,155
Novartis AG	Switzerland	431,853	20,714,989
Roche Holding AG	Switzerland	323,964	34,514,720
Sanofi-Aventis SA	France	255,191	19,056,873
Taisho Pharmaceutical Co., Ltd.	Japan	264,000	5,543,809
Yamanouchi Pharmaceutical Co., Ltd.	Japan	471,700	17,169,288

			157,783,302

INDUSTRIALS 7.5%
Aerospace & Defense 1.3%
BAE Systems plc	United Kingdom	6,162,387	28,482,732

Airlines 0.6%
Qantas Airways, Ltd.	Australia	4,565,755	12,586,350

Building Products 0.6%
Compagnie De St-Gobain	France	198,794	12,283,368

Commercial Services & Supplies 0.5%
Buhrmann NV *	Netherlands	450,202	4,639,224
Ritchie Brothers Auctioneers, Inc.	Canada	229,228	7,255,066

			11,894,290

[3]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS CONTINUED
Construction & Engineering 0.3%
Fomento de Construcciones y Contratas SA	Spain	47,073	$2,290,295
Okumura Corp.	Japan	679,000	4,267,719

			6,558,014

Electrical Equipment 0.6%
Alstom SA *	France	13,084,410	12,117,786

Industrial Conglomerates 1.2%
Siemens AG	Germany	327,001	25,950,700

Machinery 2.4%
Heidelberger Druckmaschinen AG	Germany	107,764	3,658,968
Hino Motors, Ltd.	Japan	1,333,000	9,549,467
Komori Corp.	Japan	289,000	4,416,964
MAN AG	Germany	234,667	9,715,602
Nabtesco Corp.	Japan	81,000	544,301
Volvo AB, Class B	Sweden	608,543	24,719,798

			52,605,100

Trading Companies & Distributors 0.0%
Ashtead Group plc *	United Kingdom	266,019	410,684

INFORMATION TECHNOLOGY 3.2%
Computers & Peripherals 0.0%
Bull SA *	France	569,073	423,110

Electronic Equipment & Instruments 0.7%
Keyence Corp.	Japan	13,800	3,167,038
Nidec Corp.	Japan	84,300	9,457,553
Onex Corp.	Canada	206,400	3,223,568

			15,848,159

Office Electronics 2.1%
Canon, Inc.	Japan	456,000	23,774,077
Neopost	France	286,581	22,129,922

			45,903,999

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	South Korea	15,720	7,573,139

MATERIALS 7.3%
Chemicals 3.2%
BASF AG	Germany	147,346	10,069,260
Imperial Chemical Industries plc	United Kingdom	7,090,089	31,502,489
Linde AG	Germany	95,380	6,056,457
Lonza Group AG	Switzerland	215,875	13,298,031
Sanyo Chemical Industries, Ltd.	Japan	399,000	2,927,733
Sumitomo Chemical Co., Ltd.	Japan	897,000	4,641,970

			68,495,940

Construction Materials 1.2%
Cemex SA de CV, ADR	Mexico	449,858	16,860,678
Imerys	France	121,257	10,138,545

			26,999,223

Metals & Mining 2.9%
BHP Billiton, Ltd.	United Kingdom	2,712,107	33,546,975
JFE Holdings, Inc.	Japan	614,500	16,997,756
Newcrest Mining, Ltd.	Australia	966,269	12,749,843

			63,294,574

[4]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 7.0%
Diversified Telecommunication Services 5.4%
Cesky Telecom AS *	Czech Republic	674,455	$12,220,559
China Telecom Corp., Ltd.	China	8,842,000	3,287,495
Deutsche Telekom *	Germany	1,226,417	26,523,662
France Telecom SA	France	1,053,635	33,080,881
Maroc Telecom	Morocco	18,878	191,547
Nippon Telegraph & Telephone Corp.	Japan	3,001	12,661,714
Telefonica SA	Spain	490,393	8,929,774
Telefonos de Mexico SA de CV, ADR	Mexico	291,035	10,841,054
Telenor ASA	Norway	1,183,200	10,882,865

			118,619,551

Wireless Telecommunication Services 1.6%
Vodafone Airtouch plc	United Kingdom	13,277,456	34,246,533

UTILITIES 6.3%
Electric Utilities 3.7%
E.ON AG	Germany	466,312	41,799,447
Enel SpA	Italy	1,977,764	18,600,324
Korea Electric Power Corp.	South Korea	765,680	20,716,208

			81,115,979

Multi-Utilities & Unregulated Power 2.4%
RWE AG	Germany	187,273	10,804,456
Suez SA	France	834,114	22,456,698
United Utilities plc	United Kingdom	1,592,422	19,202,531

			52,463,685

Water Utilities 0.2%
Sociedad General de Aguas de Barcelona SA	Spain	203,454	4,320,632

Total Common Stocks (cost $1,601,819,339)			2,108,074,101

PREFERRED STOCKS 0.4%
INFORMATION TECHNOLOGY 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd. (cost $6,048,966)	South Korea	26,000	8,097,324

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $70,265,116)	United States	70,265,116	70,265,116

Total Investments (cost $1,678,133,421) 100.2%			2,186,436,541
Other Assets and Liabilities (0.2%)			(3,299,169)

Net Assets 100.0%			$2,183,137,372

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

[5]

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of January 31, 2005:

United Kingdom	26.2%
Japan	18.3%
France	17.5%
Germany	9.6%
Switzerland	7.2%
Sweden	2.7%
Italy	2.5%
Australia	2.2%
Ireland	2.0%
South Korea	1.7%
Mexico	1.6%
Canada	1.4%
Bermuda	1.3%
Hungary	1.2%
Belgium	1.1%
Spain	0.7%
Austria	0.6%
Czech Republic	0.6%
Norway	0.5%
Hong Kong	0.5%
Netherlands	0.4%
China	0.2%

100.0%

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,698,564,994. The gross unrealized appreciation and depreciation on securities based on tax cost was $490,178,572 and $2,307,025, respectively, with a net unrealized appreciation of $487,871,547.

[6]

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS 93.0%
MATERIALS 93.0%
Metals & Mining 93.0%
Agnico-Eagle Mines, Ltd., ADR	Canada	89,128	$1,135,491
Agnico-Eagle Mines, Ltd.	Canada	173,700	2,219,356
Amerigo Resources, Ltd. *	Canada	1,334,000	2,153,436
AngloGold, Ltd.	South Africa	153,753	5,051,445
AngloGold, Ltd., ADR	South Africa	364,248	11,936,407
Aurizon Mines, Ltd.	Canada	88,600	116,565
Barrick Gold Corp., ADR	Canada	757,259	16,553,682
Barrick Gold Corp.	Canada	33,000	721,821
Bema Gold Corp.	Canada	1,341,500	3,789,701
Bema Gold Corp., ADR	Canada	765,900	2,163,647
Cambior, Inc.	Canada	1,979,500	4,984,899
Compania de Minas Buenaventura SA, ADR	Peru	492,901	10,484,004
Crystallex International Corp.	Canada	359,967	1,119,497
Durban Roodeport Deep, Ltd., ADR	South Africa	480,020	628,826
Eldorado Gold Corp.	Canada	3,663,700	9,876,717
First Quantum Minerals, Ltd. *	Canada	528,500	8,104,847
FNX Mining Co., Inc.	Canada	301,400	1,143,371
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	311,104	11,451,738
Gabriel Resources, Ltd.	Canada	314,700	398,789
Gammon Lakes Resources, Inc.	Canada	681,000	3,440,865
Glamis Gold, Ltd.	Canada	655,333	10,328,048
Gold Fields, Ltd.	South Africa	138,663	1,592,356
Gold Fields, Ltd., ADR	South Africa	676,179	7,654,346
Goldcorp, Inc., ADR	Canada	337,319	4,719,093
Goldcorp, Inc., Class A	Canada	154,900	2,180,440
Golden Star Resources, Ltd.	Canada	727,815	2,678,359
Guinor Gold Corp.	Canada	3,530,300	2,849,429
Harmony Gold Mining, Ltd.	South Africa	359,485	2,922,613
Highland Gold Mining, Ltd., ADR	Channel Islands	37,498	142,960
IAMGOLD Corp.	Canada	1,453,000	9,616,692
Impala Platinum Holdings, Ltd.	South Africa	70,835	5,941,468
Ivanhoe Mines, Ltd.	Canada	404,400	2,666,732
Ivanhoe Mines, Ltd., ADR	Canada	520,000	3,429,033
Kinross Gold Corp.	Canada	105,542	694,466
Kinross Gold Corp., ADR	Canada	1,535,800	10,201,892
Lihir Gold, Ltd.	Papua New Guinea	3,651,390	2,940,551
Meridian Gold, Inc., ADR	Canada	521,172	9,636,470
Meridian Gold, Inc.	Canada	303,300	5,581,533
Minefinders Corp., Ltd.	Canada	1,697,400	11,631,564
Miramar Mining Corp.	Canada	2,531,600	2,799,380
Newcrest Mining, Ltd.	Australia	1,750,700	23,100,348
Newmont Mining Corp.	United States	354,895	14,760,083
Northern Orion Resources, Inc.	Canada	2,298,600	6,975,855
Northgate Exploration, Ltd.	Canada	3,105,900	4,437,179
Northgate Minerals Corp	Canada	633,666	148,322
Novagold Resources, Inc.	Canada	394,000	3,037,007
Novagold Resources, Inc., ADR	Canada	210,000	1,618,709
Orezone Resources, Inc.	Canada	777,700	891,347
Placer Dome, Inc.	Canada	1,242,825	21,165,993
Randgold Resources, Ltd., ADR	Channel Islands	581,218	6,747,941
Silver Wheaton Corp.	Canada	350,000	923,766
Sino Gold, Ltd.	Australia	796,733	1,190,714
Southern Platinum Corp.	Canada	1,129,000	2,150,563
SouthernEra Diamonds, Inc.	Canada	1,229,000	416,627
St. Jude Resources, Ltd.	Canada	642,700	1,032,304

[1]

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Wheaton River Minerals, Ltd.	Canada	2,600,000	$8,457,161
Wheaton River Minerals, Ltd., ADR	Canada	182,200	592,652
Wolfden Resources, Inc.	Canada	184,000	504,944
Yamana Gold, Inc.	Canada	599,300	1,813,935

Total Common Stocks (cost $257,204,113)			297,647,979

WARRANTS 1.6%
MATERIALS 1.6%
Metals & Mining 1.6%
Chap Mercantile, Inc., Expiring 8/5/2009 *	Canada	875,000	211,873
Nevsun Resources, Ltd., Expiring 12/19/2008 *	Canada	100,000	36,809
SouthernEra Resources, Ltd., Expiring 11/17/2008 *	Canada	800,000	95,242
St. Jude Resources, Ltd., Expiring 11/20/2008 *	Canada	600,000	159,538
Wheaton River Minerals, Ltd., Expiring 5/30/2007 *	Canada	2,300,000	4,529,642

Total Warrants (cost $1,327,540)			5,033,104

EXCHANGE TRADED FUND 2.3%
Gold Bullion Securities (cost $6,868,574)	United Kingdom	17,669,600	7,447,736

SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $9,078,938)	United States	9,078,938	9,078,938

Total Investments (cost $274,479,165) 99.7%			319,207,757
Other Assets and Liabilities 0.3%			1,062,740

Net Assets 100.0%			$320,270,497

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2005:

Canada	63.2%
South Africa	11.5%
United States	8.5%
Australia	7.8%
Peru	3.4%
United Kingdom	2.4%
Channel Islands	2.2%
Papua New Guinea	1.0%

100.0%

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $279,549,267. The gross unrealized appreciation and depreciation on securities based on tax cost was $59,515,692 and $19,857,202, respectively, with a net unrealized appreciation of $39,658,490.

[2]

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: March 28, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel, Principal Financial Officer Date: March 28, 2005